Debt - Senior Secured Credit Facilities - Additional Information (Details) - Summit Materials, LLC $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2015 USD ($)	Jul. 02, 2016 USD ($) item	Jun. 27, 2015 USD ($)	Jan. 02, 2016 USD ($)	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Jul. 17, 2015 USD ($)	Jul. 16, 2015 USD ($)	Mar. 11, 2015 USD ($)	Mar. 10, 2015 USD ($)
Debt
Financing fees recognized		$ 1,590	$ 1,701	$ 3,390	$ 3,983
Interest expense		$ 40,200	$ 36,800	$ 73,600	$ 78,600	$ 50,100
Senior Secured Credit Facilities [Member]
Debt
Financing fees recognized	$ 800
First lien leverage ratio		4.75
Term Loan, due 2022
Debt
Debt instrument, face amount		$ 650,000					$ 650,000	$ 422,000
Number of step downs | item		1
Step down (as a percent)		0.25%
Term Loan, due 2022 | London Interbank Offered Rate (LIBOR) [Member]
Debt
Basis spread on variable rate		3.25%
Interest rate floor (as a percent)		1.00%
Term Loan, due 2022 | Base Rate [Member]
Debt
Quarterly principal repayments percentage		0.25%
Basis spread on variable rate		2.25%
Revolving Credit Facility
Debt
Maximum borrowing capacity		$ 235,000							$ 235,000	$ 150,000
Amount outstanding		14,000
Remaining borrowing capacity		$ 195,400
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt
Basis spread on variable rate		3.25%
Revolving Credit Facility | LIBOR Plus 1%
Debt
Basis spread on variable rate		2.25%
Percentage added to base rate		1.00%
Revolving Credit Facility | Federal Funds Effective Rate [Member]
Debt
Basis spread on variable rate		0.50%
Letter of Credit
Debt
Amount outstanding		$ 25,600